Offsets	Sep. 03, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	S-4
File Number	333-297716
Initial Filing Date	Jul. 27, 2026
Fee Offset Claimed	$ 237,105.44
Explanation for Claimed Amount	The Registrant previously paid $237,489.77 upon the filling of the Registration Statement in connection with the Exchange Offer.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Jones Financial Companies LLLP
Form or Filing Type	S-4
File Number	333-297716
Filing Date	Jul. 27, 2026
Fee Paid with Fee Offset Source	$ 237,105.44